Equity (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 23, 2023	Jul. 16, 2021	Dec. 31, 2020
Equity (Details) [Line Items]
Preferred stock, share authorized			10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized			625,000,000	625,000,000	625,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock outstanding			47,250,771
Preferred stock shares outstanding			334,800
Common stock shares			6,619,490		7,499,993
Repurchase shares for common stock outstanding			950,000
Consisting issuance shares			3,100,000			165,713
Purchase price per share (in Dollars per share)			$ 10
Aggregate amount (in Dollars)			$ 31,000,000
Fair value issuance totaling (in Dollars)		$ 4,957,366
Common stock shares outstanding			47,250,771	9,669,217	47,894,251
Common Stock [Member]
Equity (Details) [Line Items]
Earnout Shares			7,499,993
Common stock shares outstanding					47,894,251
Series B Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share)			$ 0.01	$ 0.01
Preferred stock shares outstanding			725,426
CleanTech Acquisition Corp [Member]
Equity (Details) [Line Items]
Preferred stock, share authorized	1,000,000			1,000,000				1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001				$ 0.0001
Common stock, shares authorized	200,000,000			200,000,000			200,000,000	200,000,000
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Common stock outstanding				21,562,500
Common stock subject to possible redemptions	17,250,000			17,250,000
Common stock, description				Of the 21,562,500 shares of Common Stock outstanding, up to 562,500 shares were subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders will collectively own 20% of the Company’s issued and outstanding Common Stock after the initial public offering. The underwriters exercised the over-allotment option in full on July 28, 2021; thus, no shares of Common Stock remain subject to forfeiture.
Preferred stock shares outstanding	21,562,500			21,562,500
Common stock voting rights	one
Common stock shares outstanding	4,312,500			4,312,500				4,312,500
Nauticus Robotics Holdings, Inc. [Member]
Equity (Details) [Line Items]
Common stock shares			15,062,525